Dreyfus Premier Short-Intermediate Municipal Bond Fund (the "Registrant")

-Dreyfus Short-Intermediate Municipal Bond Fund (the "Fund")

Incorporated herein by reference is a supplement to the Fund's Class A and Class I prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 7, 2019 (SEC Accession No. 0000810305-19-000002).